Tax liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Tax liabilities
Tax liabilities at beginning of fiscal year	€ 14,293	€ 3,853	€ 975
Additions	11,955	11,476	3,673
Utilizations	(180)	(466)	(795)
Releases	(289)	(570)
Tax liabilities at end of fiscal year	€ 25,892	€ 14,293	€ 3,853